Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2015 Portfolio℠
March 31, 2025
VIPIFF2015-NPRT1-0525
1.830290.119
Bond Funds - 57.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,311,802	12,147,290
Fidelity International Bond Index Fund (a)	343,978	3,192,118
Fidelity Long-Term Treasury Bond Index Fund (a)	333,829	3,178,050
VIP High Income Portfolio - Investor Class (a)	226,287	1,063,549
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,269,909	30,966,037
TOTAL BOND FUNDS (Cost $53,219,534)		50,547,044

Domestic Equity Funds - 18.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	53,297	2,800,738
VIP Equity Income Portfolio - Investor Class (a)	84,659	2,285,797
VIP Growth & Income Portfolio - Investor Class (a)	104,326	3,130,818
VIP Growth Portfolio - Investor Class (a)	53,331	4,633,354
VIP Mid Cap Portfolio - Investor Class (a)	21,624	715,095
VIP Value Portfolio - Investor Class (a)	89,995	1,591,120
VIP Value Strategies Portfolio - Investor Class (a)	56,854	787,994
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,546,469)		15,944,916

International Equity Funds - 19.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	476,534	5,804,186
VIP Overseas Portfolio - Investor Class (a)	413,732	11,042,506
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,947,077)		16,846,692

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $4,773,136)	4.14	4,773,137	4,773,137

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $78,486,216)	88,111,789
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	88,111,789

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	12,273,551	436,901	1,069,500	-	(115,721)	622,059	12,147,290	1,311,802
Fidelity International Bond Index Fund	3,254,536	83,368	139,193	-	(1,382)	(5,211)	3,192,118	343,978
Fidelity Long-Term Treasury Bond Index Fund	2,983,746	236,120	158,478	29,062	(627)	117,289	3,178,050	333,829
VIP Contrafund Portfolio - Investor Class	2,939,169	301,432	199,624	90,025	(4,752)	(235,487)	2,800,738	53,297
VIP Emerging Markets Portfolio - Investor Class	6,448,513	139,630	1,183,582	-	222,372	177,253	5,804,186	476,534
VIP Equity Income Portfolio - Investor Class	2,398,220	94,379	268,831	17,770	(2,529)	64,558	2,285,797	84,659
VIP Government Money Market Portfolio - Investor Class	5,149,993	352,309	729,166	50,157	-	1	4,773,137	4,773,137
VIP Growth & Income Portfolio - Investor Class	3,290,409	162,847	293,334	32,024	(2,267)	(26,837)	3,130,818	104,326
VIP Growth Portfolio - Investor Class	4,871,051	446,525	231,843	56,648	(10,783)	(441,596)	4,633,354	53,331
VIP High Income Portfolio - Investor Class	1,080,050	22,001	43,307	2,301	(3,673)	8,478	1,063,549	226,287
VIP Investment Grade Bond II Portfolio - Investor Class	30,492,859	1,228,671	1,626,709	6,778	(53,789)	925,005	30,966,037	3,269,909
VIP Mid Cap Portfolio - Investor Class	755,039	98,090	56,296	33,456	(2,209)	(79,529)	715,095	21,624
VIP Overseas Portfolio - Investor Class	10,515,475	545,066	569,854	119,681	2,998	548,821	11,042,506	413,732
VIP Value Portfolio - Investor Class	1,685,213	128,846	114,690	63,030	(3,466)	(104,783)	1,591,120	89,995
VIP Value Strategies Portfolio - Investor Class	837,631	77,680	48,152	15,092	(2,611)	(76,554)	787,994	56,854
	88,975,455	4,353,865	6,732,559	516,024	21,561	1,493,467	88,111,789

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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